Investments and fair value measurements - Summary of Realized Gains (Losses) on Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale debt securities:
Gains	$ 768	$ 0	$ 0
Losses	(90)	0	0
Net	678	0	0
Proceeds from sales	$ 7,817	$ 0	$ 0